Fair Value Measurements Level 4 Fair Value by Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ABS [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	$ 444	$ 295
Collateralized Debt Obligations [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	1,428	1,150
Commercial Mortgage Backed Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	1,215	1,391
Corporate [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	8,552	8,121
Foreign governments
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	266	409
US States and Political Subdivisions Debt Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	875	761
Residential Mortgage Backed Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	769	868
US Treasury Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	1,326	993
Fair Value Measurement [Domain]
Assets accounted for at fair value on a recurring basis
Separate account assets	108,748	101,698
Debt Securities, Available-for-sale	14,875	13,988
Fair Value, Option, Fixed Maturity Securities		6
Equity securities, AFS	65	45
Derivative Asset		72
Short-term investments	802	550
Reinsurance Recoverables	27,455	28,824
Separate account assets	109,625	104,575
Total assets accounted for at fair value on a recurring basis	124,509	116,376
Liabilities accounted for at fair value on a recurring basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	420	110	$ 140
Total liabilities accounted for at fair value on a recurring basis	(552)	(198)
Separate Account Assets, at Carrying Value	877	2,400
Liability [Member]
Liabilities accounted for at fair value on a recurring basis
Obligations, Fair Value Disclosure	21	5
Guaranteed Minimum Withdrawal Benefit [Member]
Liabilities accounted for at fair value on a recurring basis
Obligations, Fair Value Disclosure	21	5
Estimate of Fair Value Measurement [Member]
Assets accounted for at fair value on a recurring basis
Separate account assets	441	461
Credit Risk Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets (Liabilities), at Fair Value, Net		(1)
Foreign Exchange Contract [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	1
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	1	7
Interest Rate Contract [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	(6)
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	19	39
US GMWB Hedging Instruments [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset		23
Liabilities accounted for at fair value on a recurring basis
Derivative Liability		50
Macro Hedge Program [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	7	49
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(460)	(163)
Derivative Financial Instruments, Assets [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	12
GMWB Reinsurance [Member]
Assets accounted for at fair value on a recurring basis
Reinsurance Recoverables	7	17
Coinsurance and Modified Coinsurance Reinsurance Contracts [Member]
Assets accounted for at fair value on a recurring basis
Reinsurance Recoverable, Including Reinsurance Premium Paid MODCO	(93)	(43)
Derivative Financial Instruments, Liabilities [Member]
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(480)	(160)
Level 1 [Member] | ABS [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
Level 1 [Member] | Collateralized Debt Obligations [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
Level 1 [Member] | Commercial Mortgage Backed Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
Level 1 [Member] | Corporate [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
Level 1 [Member] | Foreign governments
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
Level 1 [Member] | US States and Political Subdivisions Debt Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
Level 1 [Member] | Residential Mortgage Backed Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
Level 1 [Member] | US Treasury Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	117	0
Level 1 [Member] | Fair Value Measurement [Domain]
Assets accounted for at fair value on a recurring basis
Separate account assets	67,679	63,850
Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	117	0
Fair Value, Option, Fixed Maturity Securities		0
Equity securities, AFS	11	11
Short-term investments	586	330
Total assets accounted for at fair value on a recurring basis	68,393	64,191
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0	0
Level 1 [Member] | Liability [Member]
Liabilities accounted for at fair value on a recurring basis
Obligations, Fair Value Disclosure	0	0
Level 1 [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Liabilities accounted for at fair value on a recurring basis
Obligations, Fair Value Disclosure	0	0
Level 1 [Member] | Credit Risk Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets (Liabilities), at Fair Value, Net		0
Level 1 [Member] | Foreign Exchange Contract [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	0
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	0	0
Level 1 [Member] | Interest Rate Contract [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	0
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	0	0
Level 1 [Member] | US GMWB Hedging Instruments [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset		0
Liabilities accounted for at fair value on a recurring basis
Derivative Liability		0
Level 1 [Member] | Macro Hedge Program [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	0	0
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	0	0
Level 1 [Member] | GMWB Reinsurance [Member]
Assets accounted for at fair value on a recurring basis
Reinsurance Recoverables	0	0
Level 1 [Member] | Coinsurance and Modified Coinsurance Reinsurance Contracts [Member]
Assets accounted for at fair value on a recurring basis
Reinsurance Recoverable, Including Reinsurance Premium Paid MODCO	0	0
Level 1 [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	0	0
Level 2 [Member] | ABS [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	444	282
Level 2 [Member] | Collateralized Debt Obligations [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	1,169	1,092
Level 2 [Member] | Commercial Mortgage Backed Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	1,161	1,354
Level 2 [Member] | Corporate [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	8,224	7,734
Level 2 [Member] | Foreign governments
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	266	409
Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	875	761
Level 2 [Member] | Residential Mortgage Backed Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	615	621
Level 2 [Member] | US Treasury Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	1,209	993
Level 2 [Member] | Fair Value Measurement [Domain]
Assets accounted for at fair value on a recurring basis
Separate account assets	40,609	37,825
Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	13,963	13,246
Fair Value, Option, Fixed Maturity Securities		6
Equity securities, AFS	22	1
Derivative Asset		0
Short-term investments	194	214
Total assets accounted for at fair value on a recurring basis	54,798	51,292
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(132)	(54)
Level 2 [Member] | Liability [Member]
Liabilities accounted for at fair value on a recurring basis
Obligations, Fair Value Disclosure	0	0
Level 2 [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Liabilities accounted for at fair value on a recurring basis
Obligations, Fair Value Disclosure	0	0
Level 2 [Member] | Credit Risk Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets (Liabilities), at Fair Value, Net		(1)
Level 2 [Member] | Foreign Exchange Contract [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	1
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	1	7
Level 2 [Member] | Interest Rate Contract [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	4
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(19)	37
Level 2 [Member] | US GMWB Hedging Instruments [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset		0
Liabilities accounted for at fair value on a recurring basis
Derivative Liability		35
Level 2 [Member] | Macro Hedge Program [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	7	0
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(19)	(1)
Level 2 [Member] | Derivative Financial Instruments, Assets [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	10
Level 2 [Member] | GMWB Reinsurance [Member]
Assets accounted for at fair value on a recurring basis
Reinsurance Recoverables	0	0
Level 2 [Member] | Coinsurance and Modified Coinsurance Reinsurance Contracts [Member]
Assets accounted for at fair value on a recurring basis
Reinsurance Recoverable, Including Reinsurance Premium Paid MODCO	(93)	(43)
Level 2 [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(39)	(11)
Level 3 [Member] | ABS [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	13
Level 3 [Member] | Collateralized Debt Obligations [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	259	58
Level 3 [Member] | Commercial Mortgage Backed Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	54	37
Level 3 [Member] | Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	49	37
Level 3 [Member] | Corporate [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	328	387
Level 3 [Member] | Corporate [Member] | Fair Value, Measurements, Recurring [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	269	309
Level 3 [Member] | Foreign governments
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
Level 3 [Member] | US States and Political Subdivisions Debt Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	154	247
Level 3 [Member] | Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	154	247
Level 3 [Member] | US Treasury Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
Level 3 [Member] | Fair Value Measurement [Domain]
Assets accounted for at fair value on a recurring basis
Separate account assets	20	23
Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	795	742
Fair Value, Option, Fixed Maturity Securities		0
Equity securities, AFS	32	33
Derivative Asset		72
Short-term investments	22	6
Total assets accounted for at fair value on a recurring basis	878	893
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	420	(144)
Level 3 [Member] | Liability [Member]
Liabilities accounted for at fair value on a recurring basis
Obligations, Fair Value Disclosure	21	5
Level 3 [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Liabilities accounted for at fair value on a recurring basis
Obligations, Fair Value Disclosure		5
Level 3 [Member] | Credit Risk Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets (Liabilities), at Fair Value, Net		0
Level 3 [Member] | Foreign Exchange Contract [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	0
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	0	0
Level 3 [Member] | Interest Rate Contract [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	(2)
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	0	2
Level 3 [Member] | US GMWB Hedging Instruments [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset		23
Liabilities accounted for at fair value on a recurring basis
Derivative Liability		15
Level 3 [Member] | Macro Hedge Program [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	0	49
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(441)	(162)
Level 3 [Member] | Derivative Financial Instruments, Assets [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	2
Level 3 [Member] | GMWB Reinsurance [Member]
Assets accounted for at fair value on a recurring basis
Reinsurance Recoverables	7	17
Level 3 [Member] | Coinsurance and Modified Coinsurance Reinsurance Contracts [Member]
Assets accounted for at fair value on a recurring basis
Reinsurance Recoverable, Including Reinsurance Premium Paid MODCO	0	0
Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(441)	(149)
Derivative Financial Instruments, Assets [Member] | Other Investments and Other Liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	$ 12	$ 72